Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

In April 2013, the Company executed a letter of intent to sell a Fokker 50 aircraft that was returned at lease end in April, and received a refundable deposit from the buyer.  The Company expects the sale to be completed in the second quarter of 2013.

In April 2013, the Company borrowed $2,000,000 under the Credit Facility to purchase a Saab 340B Plus aircraft on lease to an existing customer in Thailand, with a lease term expiring in the fourth quarter of 2017.  The Company also delivered a General Electric CT7-9B to the same customer.  The engine is subject to a finance lease expiring in the second quarter of 2017.

In May 2013, the Company received approximately $785,000 from a customer for rent and refundable maintenance reserves, which were due in late 2012 and early 2013.  As a result of payment delinquencies by this customer, the Company had not previously recorded such amounts and will recognize them in the second quarter of 2013.